UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 35.8%
	COMMON STOCKS – 31.7%
	AIR FREIGHT & LOGISTICS – 2.1%
72,000	Deutsche Post	$1,660,070
	AIRLINES – 2.3%
90,000	Deutsche Lufthansa	1,758,774
	AUTO COMPONENTS – 1.4%
9,000	Continental	1,076,737
	AUTOMOBILES – 1.9%
27,000	Daimler	1,469,994
	CHEMICALS – 2.2%
20,000	BASF	1,752,681
	HEALTH CARE PROVIDERS & SERVICES – 1.6%
10,000	Fresenius SE & Co.	1,235,112
	INDUSTRIAL CONGLOMERATES – 0.6%
4,500	Siemens	485,034
	INSURANCE – 2.6%
15,000	Allianz	2,038,531
	INTERNET SOFTWARE & SERVICES – 2.2%
70,000	United Internet	1,703,297
	MEDIA – 2.2%
40,000	Axel Springer†	1,734,467
	METALS & MINING – 1.9%
23,000	Aurubis	1,462,714
	PERSONAL PRODUCTS – 1.7%
14,000	Beiersdorf	1,293,680
	PHARMACEUTICALS – 3.3%
25,000	Bayer	2,580,472
	SOFTWARE – 2.4%
23,000	SAP	1,843,881
	TEXTILES, APPAREL & LUXURY GOODS – 2.4%
18,000	Adidas	1,868,791
	WIRELESS TELECOMMUNICATION SERVICES – 0.9%
28,000	Freenet	680,780
	Total Common Stocks (cost $21,212,423)	24,645,015
Shares	Description	Value(a)
	PREFERRED STOCKS – 4.1%
	AUTOMOBILES – 3.0%
26,000	Bayerische Motoren Werke (cost $1,569,843)	$1,662,007
3,500	Volkswagen (cost $332,872)	695,865
		2,357,872
	HOUSEHOLD PRODUCTS – 1.1%
9,000	Henkel & Co. (cost $341,121)	866,862
	Total Preferred Stocks (cost $2,243,836)	3,224,734
	Total Investments in Germany (cost $23,456,259)	27,869,749
INVESTMENTS IN FRANCE – 19.1%
	BUILDING PRODUCTS – 1.3%
28,000	Cie de St-Gobain	1,038,679
	COMMERCIAL BANKS – 3.1%
120,000	Credit Agricole*	989,116
42,000	Societe Generale	1,380,775
		2,369,891
	COMMERCIAL SERVICES & SUPPLIES – 2.2%
15,000	Societe BIC	1,742,997
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
80,000	Vivendi	1,653,657
	ELECTRICAL EQUIPMENT – 2.1%
40,000	Alstom	1,629,029
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
8,000	Essilor International	890,194
	INSURANCE – 2.2%
100,000	AXA	1,720,101
	IT SERVICES – 1.9%
21,000	AtoS	1,446,231
	PHARMACEUTICALS – 3.0%
23,000	Sanofi	2,338,631
	Total Investments in France (cost $13,611,977)	14,829,410

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SPAIN – 11.5%
	COMMERCIAL BANKS – 2.6%
300,000	Banco Santander	$2,017,174
	CONSTRUCTION & ENGINEERING – 1.5%
50,000	ACS Actividades de Construccion y Servicios	1,167,578
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
100,000	Telefonica	1,345,552
	INSURANCE – 2.2%
540,000	Mapfre	1,669,999
	IT SERVICES – 1.5%
100,000	Indra Sistemas†	1,192,911
	OIL, GAS & CONSUMABLE FUELS – 2.0%
76,000	Repsol YPF	1,545,140
	Total Investments in Spain (cost $8,828,307)	8,938,354
INVESTMENTS IN NETHERLANDS – 7.8%
	AEROSPACE & DEFENSE – 1.7%
25,500	EADS	1,298,542
	CHEMICALS – 1.3%
18,000	Koninklijke DSM	1,048,453
	DIVERSIFIED FINANCIAL SERVICES – 1.1%
120,000	ING Groep*	852,277
	FOOD PRODUCTS – 2.6%
22,000	Nutreco	2,020,227
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
13,090	ASML Holding	881,000
	Total Investments in Netherlands (cost $5,531,321)	6,100,499
INVESTMENTS IN NORWAY – 6.1%
	CHEMICALS – 1.3%
23,000	Yara International	1,041,964
Shares	Description	Value(a)
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
74,000	Telenor ASA	$1,617,923
	ENERGY EQUIPMENT & SERVICES – 2.7%
55,000	TGS Nopec Geophysical	2,071,669
	Total Investments in Norway (cost $4,226,468)	4,731,556
INVESTMENTS IN UNITED KINGDOM – 4.8%
	COMMERCIAL BANKS – 1.5%
260,000	Barclays	1,148,581
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
160,000	Smith & Nephew	1,845,037
	MULTI-UTILITIES – 1.0%
140,000	Centrica	781,076
	Total Investments in United Kingdom (cost $3,493,999)	3,774,694
INVESTMENTS IN ITALY – 3.6%
	COMMERCIAL BANKS – 1.9%
1,000,000	Intesa Sanpaolo	1,464,843
	OIL, GAS & CONSUMABLE FUELS – 1.7%
60,000	Eni	1,349,144
	Total Investments in Italy (cost $2,939,722)	2,813,987
INVESTMENTS IN LUXEMBOURG – 3.2%
	MEDIA – 3.2%
80,000	SES	2,508,961
	Total Investments in Luxembourg (cost $2,097,894)	2,508,961
INVESTMENTS IN FINLAND – 2.8%
	INSURANCE – 2.8%
56,000	Sampo	2,154,936
	Total Investments in Finland (cost $1,417,011)	2,154,936

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN SWEDEN – 2.4%
	COMMERCIAL SERVICES & SUPPLIES – 2.4%
200,000	Securitas	$1,886,386
	Total Investments in Sweden (cost $1,822,584)	1,886,386
INVESTMENTS IN AUSTRIA – 1.6%
	MACHINERY – 1.6%
18,000	Andritz	1,208,457
	Total Investments in Austria (cost $773,049)	1,208,457
INVESTMENTS IN SWITZERLAND – 1.3%
	CHEMICALS – 1.3%
2,500	Syngenta	1,043,863
	Total Investments in Switzerland (cost $834,335)	1,043,863
	Total Investments in Common and Preferred Stocks – 100.0% (cost $69,032,926)	77,860,852
SECURITIES LENDING COLLATERAL – 3.3%
2,576,600	Daily Assets Fund Institutional, 0.14% (cost $2,576,600)(b)(c)	2,576,600
Shares	Description	Value(a)
CASH EQUIVALENTS – 0.2%
128,402	Central Cash Management Fund, 0.12% (cost $128,402)(c)	$128,402
	Total Investments – 103.5% (cost $71,737,928)**	80,565,854
	Other Assets and Liabilities, Net – (3.5%)	(2,737,644)
	NET ASSETS – 100.0%	$77,828,210

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $71,737,931. At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $8,827,923. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,422,556 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,594,633.
†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2013 amounted to $2,466,497, which is 3.2% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$27,869,749	$—	$—	$27,869,749
France	14,829,410	—	—	14,829,410
Spain	8,938,354	—	—	8,938,354
Netherlands	6,100,499	—	—	6,100,499
Norway	4,731,556	—	—	4,731,556
United Kingdom	3,774,694	—	—	3,774,694
Italy	2,813,987	—	—	2,813,987
Luxembourg	2,508,961	—	—	2,508,961
Finland	2,154,936	—	—	2,154,936
Sweden	1,886,386	—	—	1,886,386
Austria	1,208,457	—	—	1,208,457
Switzerland	1,043,863	—	—	1,043,863
Short-Term Instruments(1)	2,705,002	—	—	2,705,002
Total	$80,565,854	$—	$—	$80,565,854

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013